SCHEDULE OF PRO FORMA INFORMATION (Details) - Cougar Express [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Net Revenues	$ 6,191,984	$ 28,743,607
Net Income (Loss)	6,097,718	(43,057,147)
Net Income (Loss) Attributable to Common Shareholders	$ 3,447,501	$ (62,280,389)
Net Income (Loss) per Share	$ 0.00	$ (0.08)